Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Schedule of capital commitments

	Total	Less than One Year	1‑3 Years	3‑5 Years	Over 5 Years
Capital commitments	4,281,420	3,807,656	473,764	—	—

Schedule of purchase obligations

	Total	Less than One Year	1‑3 Years	3‑5 Years	Over 5 Years
Purchase obligations	10,238,626	10,238,626	—	—	—